Net finance costs (Tables)	12 Months Ended
Jun. 30, 2026
Net finance costs
Schedule of net finance costs

	2026	2025	2024
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(775)	(1,331)	(1,247)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(35,585)	(35,730)	(35,298)
Interest payable on lease liabilities (Note 14)	(300)	(638)	(681)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(2,530)	(1,938)	(1,551)
Foreign exchange losses on retranslation of unhedged US dollar borrowings(1)	(9,963)	—	(2,755)
Unwinding of discount relating to registrations	(18,864)	(16,712)	(15,593)
Transfer receivable transactions	(4,820)	—	—
Interest on provisions	(374)	—	—
Hedge ineffectiveness on cash flow hedges	(4,388)	—	—
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(58)	(2,639)	(6,742)
Total finance costs	(77,657)	(58,988)	(63,867)
Interest receivable on short-term bank deposits	2,088	3,350	1,686
Release of discounts related to transfer receivable transactions	5,949	—	—
Foreign exchange gains on retranslation of unhedged US dollar borrowings(2)	—	22,931	—
Interest on release of provisions	—	73	26
Hedge ineffectiveness on cash flow hedges	—	11,400	784
Total finance income	8,037	37,754	2,496
Net finance costs	(69,620)	(21,234)	(61,371)
(1)	Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavorable swing in foreign exchange rates.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favorable swing in foreign exchange rates.